UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Dec 31, 2001

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):  	[  ]  is a restatement.
	 		[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Holt-Smith & Yates Advisors
Address:	2810 Crossroads Drive
	Suite 4900
	Madison, WI 53718

13F File Number:	 28-7510

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	Heike Tavenner
Title:	Marketing Administrator
Phone:	608-249-4488
Signature, Place, and Date of Signing:

Heike Tavenner	Madison, WI	14-Feb-02

Report Type: (Check only one.):

[  X  ] 13F HOLDINGS REPORT

 [     ] 13F NOTICE

 [     ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	27

Form 13F Information Table Value Total:	677,957

List of Other Included Managers:	NONE

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							FORM 13F INFORMATION TABLE
			TITLE OF			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER		CLASS		CUSIP	(x $1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

ADC TELECOMMUNICATIONS	COM		000886 10 1	17,371	3,561,877	SH		SOLE	NONE	3,194,786	0	367,091
AMERICAN INTL GROUP INC	COM		026874 10 7	35,918	    451,567	SH		SOLE	NONE	   357,050	0	  94,517
AMERICAN PWR CONVERSION CORP	COM		029066 10 7	29,417	2,020,978	SH		SOLE	NONE	1,702,333	0	318,645
AOL TIME WARNER INC		COM		00184A 10 5	     431	      13,187	SH		SOLE	NONE	        9,187	0	    4,000
BARNES & NOBLE INC		COM		067774 10 9	15,050	   511,090	SH		SOLE	NONE	   417,090	0	  94,000
BERKSHIRE HATHAWAY INC DEL	CL A		084670 10 8	  1,285	              17	SH		SOLE	NONE	             17	0	            0
CONCORD EFS INC		COM		206197 10 5	51,449	1,587,470	SH		SOLE	NONE	1,235,885	0	351,585
DELL COMPUTER CORP		COM		247025 10 9	33,712	1,241,365	SH		SOLE	NONE	1,042,337	0	199,028
DISNEY WALT CO		COM DISNEY		254687 10 6	25,862	1,232,213	SH		SOLE	NONE	1,048,855	0	183,358
ELAN PLC		ADR		284131 20 8	30,672	   681,892	SH		SOLE	NONE	   551,152	0	130,740
EXXON MOBIL CORP		COM		30231G 10 2	     212	        5,391	SH		SOLE	NONE	        5,391	0	            0
FEDERAL HOME LN MTG CORP	COM		313400 30 1	33,427	   511,788	SH		SOLE	NONE	   419,123	0	  92,665
FEDERAL NATL MTG ASSN	COM		313586 10 9	     348	        4,375	SH		SOLE	NONE	       4,375	0	            0
FISERV INC		COM		337738 10 8	44,351	1,053,204	SH		SOLE	NONE	   836,654	0	216,550
HOME DEPOT INC		COM		437076 10 2	39,870	   784,301	SH		SOLE	NONE	   623,759	0	160,542
INTERPUBLIC GROUP COS INC	COM		460690 10 0	33,780	1,130,466	SH		SOLE	NONE	   953,276	0	177,190
INTUIT			COM		461202 10 3	36,207	   850,988	SH		SOLE	NONE	   705,869	0	145,119
JDS UNIPHASE CORP		COM		46612J 10 1	17,667	1,746,550	SH		SOLE	NONE	1,572,370	0	174,180
MICROCHIP TECHONOLOGY INC	COM		595017 10 4	39,424	1,028,105	SH		SOLE	NONE	   860,729	0	167,376
PEPSICO INC		COM		713448 10 8	23,024	   474,114	SH		SOLE	NONE	   360,706	0	113,408
QUANTA SVCS INC		COM		74762E 10 2	19,769	1,243,075	SH		SOLE	NONE	1,051,850	0	191,225
ROYAL DUTCH PETE CO		NY REG GLD1.25	780257 80 4	     632	     12,895	SH		SOLE	NONE	        3,900	0	     8,995
SBC COMMUNICATIONS INC	COM		78387G 10 3	     745	     19,015	SH		SOLE	NONE	        7,312	0	  11,703
TARGET CORP		COM		87612E 10 6	41,605	1,016,320	SH		SOLE	NONE	   841,130	0	175,190
TYCO INTL LTD NEW		COM		902124 10 6	36,783	   625,575	SH		SOLE	NONE	   524,285	0	101,290
WALGREEN CO		COM		931422 10 9	34,621	1,024,834	SH		SOLE	NONE	   819,400	0	205,434
ZEBRA TECHNOLOGIES CORP	CL A		989207 10 5	34,325	    619,911	SH		SOLE	NONE	   507,006	0	112,905
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